Subsequent Events (Details) - USD ($)	Jun. 15, 2025	Feb. 11, 2025	May 13, 2025	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Common stock reserved for issuance (in Shares)				5,967,347	5,934,289
Cash		$ 5,000,000
Other investment		16,000,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Promissory note			$ 3,000,000
Payment amount	$ 3,000,000
Minimum [Member]
Subsequent Events [Line Items]
Invested company		15,000,000
Lending amount		1,800,000
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Cash advances			1,800,000
Maximum [Member]
Subsequent Events [Line Items]
Invested company		21,000,000
Lending amount		$ 1,000,000
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Cash advances			$ 3,000,000
2025 Plan [Member]
Subsequent Events [Line Items]
Common stock reserved for issuance (in Shares)				1,950,000	1,950,000